Noninterest income (Tables)	12 Months Ended
Mar. 31, 2020
Summary of Noninterest Income
Details of Noninterest income for the fiscal years ended March 31, 2018, 2019 and 2020 are as follows:

	2018	2019	2020
	(in millions of yen)
Fee and commission income:
Securities-related business (1)	180,122	145,270	139,124
Deposits and lending business (2)	156,426	152,283	157,420
Remittance business (1)	110,054	110,382	112,275
Asset management business (1)	100,765	97,852	98,720
Trust related business (1)	121,808	124,843	129,298
Agency business (1)	37,397	36,466	31,879
Guarantee related business (3)	28,258	28,582	28,974
Fees for other customer services (1)	130,881	157,612	170,195

Total Fee and commission income	865,711	853,290	867,885

Foreign exchange gains (losses)—net (3)	91,793	93,577	44,345
Trading account gains (losses)—net (2)	236,982	328,841	745,692
Investment gains (losses)—net:
Debt securities (3)	7,757	(3,842)	31,032
Equity securities (3)	289,400	(155,947)	(557,391)
Equity in earnings (losses) of equity method investees—net (3)	24,342	29,172	34,012
Gains on disposal of premises and equipment (3)	8,225	5,145	2,583
Other noninterest income (2) (4)	80,453	72,135	139,582

Total	1,604,663	1,222,371	1,307,740

Notes:
(1)	These amounts are revenues from contracts within the scope of ASC 606, “Revenue from contracts with customers ” (“ASC 606”).

(2)	Part of these amounts are considered to be revenues from contracts that are within the scope of ASC 606.

(3)	These amounts are revenues from contracts that do not meet the scope of ASC 606.

(4)	These amounts include the net unrealized gains resulting from changes in fair values of structured notes that contain embedded derivatives. See Note 27 “Fair value” for further details.